Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Operating activities
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,729	1,598		1,589
Pension income and funding	(387)	(314)	[3]	(211)	[3]
Amortization of bridge financing and other fees	0	97		0
Deferred income taxes	404	513	[3]	481	[3]
Loss (recovery) on assets held for sale	0	(137)		486
Changes in operating assets and liabilities:
Accounts receivable	(290)	(22)		158
Material and supplies	(82)	(7)		20
Accounts payable and other	(9)	141		(49)
Other current assets	(30)	35		0
Other operating activities, net	214	168		146
Net cash provided by operating activities	6,667	6,971		6,165
Investing activities
Property additions	(2,750)	(2,891)		(2,863)
Advance for acquisition and other transaction-related costs	0	(908)		0
Refund of advance for acquisition	0	886		0
Acquisitions, net of cash acquired	0	0		(8)
Proceeds from asset held for sale	273	0		0
Other investing activities, net	(33)	40		(75)
Net cash used in investing activities	(2,510)	(2,873)		(2,946)
Financing activities
Issuance of debt	1,899	403		1,789
Repayment of debt	(383)	(861)		(1,221)
Change in commercial paper, net	563	66		(1,273)
Bridge financing and other fees	0	(97)		0
Settlement of foreign exchange forward contracts on debt	79	(8)		26
Issuance of common shares for stock options exercised	61	52		56
Withholding taxes remitted on the net settlement of equity settled awards	(44)	(37)		(48)
Repurchase of common shares	(4,709)	(1,582)		(379)
Purchase of common shares for settlement of equity settled awards	(24)	(27)		(9)
Purchase of common shares by Share Trusts	(105)	(26)		(14)
Dividends paid	(2,004)	(1,740)		(1,634)
Net cash used in financing activities	(4,667)	(3,857)		(2,707)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	3	0		0
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	(507)	241		512
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	1,341	1,100		588
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	834	1,341		1,100
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of year	328	838		569
Restricted cash and cash equivalents, end of year	506	503		531
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	834	1,341		1,100
Supplemental cash flow information
Interest paid	(542)	(512)		(551)
Income taxes paid	$ (1,288)	$ (759)		$ (353)

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[3]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.